Geographic Information	6 Months Ended
Jun. 30, 2014
Text Block [Abstract]
Geographic Information

NOTE 12 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
United States	$203.1	$208.2	$406.2	$415.9
Canada	11.7	7.9	22.0	15.6
Mexico	9.6	9.2	21.0	14.8
France	3.7	3.2	7.5	7.2
Germany	3.8	2.5	7.1	4.9
United Kingdom	2.9	3.8	6.3	8.0
China	3.0	2.7	5.4	4.5
Spain	2.1	1.5	3.7	3.3
Other	11.6	13.4	23.9	24.0

	$251.5	$252.4	$503.1	$498.2

Net long-lived assets by country were as follows (in millions):

	June 30,	December 31,
	2014	2013
United States	$741.2	$791.4
China	51.5	49.5
Spain	19.7	20.5
Mexico	9.4	8.2
Other	1.0	1.0

	$822.8	$870.6